20 Financial instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Current assets	R$ (33,769)	R$ (4,712)
Non-current assets	(34,091)	(17,877)
Current liabilities	592,251	49,251
Non-current liabilities	558,913	169,513
Total	1,083,304	R$ 196,175
Non-hedge accounting transactions [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	25,900
Change in fair value	219,365
Financial settlement	(29,177)
Ending balance	216,088
Non-hedge accounting transactions [member] | Exchange swap [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	296
Change in fair value	540
Financial settlement	(839)
Ending balance	(3)
Non-hedge accounting transactions [member] | NCE swap [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	25,604
Change in fair value	129,297
Financial settlement	(9,757)
Ending balance	145,144
Non-hedge accounting transactions [member] | Swap ACC [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value	16,259
Financial settlement	(16,259)
Non-hedge accounting transactions [member] | Swap C3/PGP [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value	66,223
Financial settlement	(2,322)
Ending balance	63,901
Non-hedge accounting transactions [member] | Swap Nafta/Gasolina [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Change in fair value	7,046
Ending balance	7,046
Hedge accounting transactions [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	170,275
Change in fair value	1,228,880
Financial settlement	(531,939)
Ending balance	867,216
Extrinsic value	(43,948)
Accumulated OCI (equity)	(100,853)
Fair value	(978,331)
Hedge accounting transactions [member] | Dollar call and put options [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,298)
Change in fair value	594,780
Financial settlement	(447,681)
Ending balance	144,801
Extrinsic value	(43,948)
Accumulated OCI (equity)	(100,853)
Fair value	(144,801)
Hedge accounting transactions [member] | Dollar swap [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	38,620
Change in fair value	12,091
Financial settlement	(50,711)
Hedge accounting transactions [member] | Interest rate swaps [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	26,707
Change in fair value	162,615
Financial settlement	(33,547)
Ending balance	155,775
Fair value	(266,889)
Hedge accounting transactions [member] | Dollar swap CDI [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	107,246
Change in fair value	459,394
Ending balance	566,640
Fair value	R$ (566,641)